Note 13 - Financial Expenses - Financial Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Transaction costs – embedded derivatives		$ 35,175
Accretion of preferred shares		2,479,162	3,742,178
Loss on re-measurement at fair value – embedded derivatives		77,902,663	33,982,042
Bank charges and other interest	17,360	14,320	11,487
Foreign exchange losses (gains)	144,044	6,482	(90,000)
Total financial expenses	$ 161,404	$ 80,437,802	$ 37,645,707